Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,929,317.17

Principal:
Principal Collections	$15,702,474.20
Prepayments in Full	$11,293,795.65
Liquidation Proceeds	$330,930.67
Recoveries	$41,873.96
Sub Total	$27,369,074.48
Collections	$29,298,391.65

Purchase Amounts:
Purchase Amounts Related to Principal	$287,411.98
Purchase Amounts Related to Interest	$1,725.01
Sub Total	$289,136.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,587,528.64

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,587,528.64
Servicing Fee	$498,963.44	$498,963.44	$0.00	$0.00	$29,088,565.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,088,565.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,088,565.20
Interest - Class A-3 Notes	$139,155.60	$139,155.60	$0.00	$0.00	$28,949,409.60
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$28,660,937.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,660,937.10
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$28,583,303.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,583,303.10
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$28,525,391.10
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,525,391.10
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$28,454,027.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,454,027.10
Regular Principal Payment	$25,409,534.19	$25,409,534.19	$0.00	$0.00	$3,044,492.91
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,044,492.91
Residuel Released to Depositor	$0.00	$3,044,492.91	$0.00	$0.00	$0.00
Total		$29,587,528.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,409,534.19
Total					$25,409,534.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,409,534.19	$64.85	$139,155.60	$0.36	$25,548,689.79	$65.21
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$25,409,534.19	$18.21	$634,538.10	$0.45	$26,044,072.29	$18.66

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$198,793,717.92	0.5073857	$173,384,183.73	0.4425324
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$550,973,717.92	0.3948274	$525,564,183.73	0.3766189

Pool Information
Weighted Average APR	4.179%	4.173%
Weighted Average Remaining Term	38.12	37.27
Number of Receivables Outstanding	37,046	36,161
Pool Balance	$598,756,130.03	$570,925,247.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$550,973,717.92	$525,564,183.73
Pool Factor	0.4017981	0.3831221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$45,361,063.92
Targeted Overcollateralization Amount	$45,361,063.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,361,063.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		83	$216,269.88
(Recoveries)		85	$41,873.96
Net Losses for Current Collection Period			$174,395.92
Cumulative Net Losses Last Collection Period			$5,889,868.88
Cumulative Net Losses for all Collection Periods			$6,064,264.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.89%	583	$10,800,395.17
61-90 Days Delinquent	0.14%	48	$825,193.75
91-120 Days Delinquent	0.05%	13	$293,007.66
Over 120 Days Delinquent	0.14%	43	$782,070.76
Total Delinquent Receivables	2.22%	687	$12,700,667.34

Repossession Inventory:
Repossessed in the Current Collection Period		21	$436,522.69
Total Repossessed Inventory		31	$668,420.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2317%
Preceding Collection Period			0.4041%
Current Collection Period			0.3578%
Three Month Average			0.3312%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3287%
Preceding Collection Period			0.2969%
Current Collection Period			0.2876%
Three Month Average			0.3044%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer